As filed with the U.S. Securities and Exchange Commission

on March 8, 2018

Securities Act File No. 33-92982

Investment Company Act File No. 811-9054

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 88	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940	☒

Amendment No. 89	☒

(Check appropriate box or boxes)

Credit Suisse Opportunity Funds

(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 325-2000

Karen Regan

Credit Suisse Opportunity Funds

One Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2), or
☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 8th day of March, 2018.

CREDIT SUISSE OPPORTUNITY FUNDS

By:	/s/ John G. Popp
John G. Popp
Trustee, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURE	TITLE	DATE

	/s/ John G. Popp	Trustee, Chief Executive Officer and President	March 8, 2018
John G. Popp

	/s/ Laurie Pecha	Chief Financial Officer	March 8, 2018
Laurie Pecha

	/s/Steven N. Rappaport*	Chairman of the Board	March 8, 2018
Steven N. Rappaport

	/s/Laura A. DeFelice*	Trustee	March 8, 2018
Laura A. DeFelice

	/s/Jeffrey E. Garten*	Trustee	March 8, 2018
Jeffrey E. Garten

	/s/Mahendra R. Gupta*	Trustee	March 8, 2018
Mahendra R. Gupta

*By:	/s/ Karen Regan
Karen Regan, as Attorney-in-Fact

Credit Suisse Cayman Managed Futures Strategy Fund, Ltd certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement of Credit Suisse Opportunity Funds, on behalf of its series, Credit Suisse Managed Futures Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Managed Futures Strategy Fund, Ltd, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of March, 2018.

CREDIT SUISSE CAYMAN MANAGED FUTURES STRATEGY FUND, LTD

By:	/s/ John G. Popp
John G. Popp
Director

This Registration Statement of Credit Suisse Opportunity Funds, on behalf of its series, Credit Suisse Managed Futures Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Managed Futures Strategy Fund, Ltd, has been signed below by the following persons in the capacities on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John G. Popp	Director, Credit Suisse Cayman	March 8, 2018
John G. Popp	Managed Futures Strategy Fund, Ltd

/s/ Mark Barres	Director, Credit Suisse Cayman	March 8, 2018
Mark Barres	Managed Futures Strategy Fund, Ltd

Credit Suisse Cayman Multialteranative Strategy Fund, Ltd certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement of Credit Suisse Opportunity Funds, on behalf of its series, Credit Suisse Multialternative Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Multialternative Strategy Fund, Ltd, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of March, 2018.

CREDIT SUISSE CAYMAN MULTIALTERNATIVE STRATEGY FUND, LTD

By:	/s/ John G. Popp
John G. Popp
Director

This Registration Statement of Credit Suisse Opportunity Funds, on behalf of its series, Credit Suisse Multialternative Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Multialternative Strategy Fund, Ltd, has been signed below by the following persons in the capacities on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John G. Popp	Director, Credit Suisse Cayman	March 8, 2018
John G. Popp	Multialternative Strategy Fund, Ltd

/s/ Mark Barres	Director, Credit Suisse Cayman	March 8, 2018
Mark Barres	Multialternative Strategy Fund, Ltd

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase